Revenue - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) contract customer type	Aug. 27, 2021 USD ($)	Dec. 31, 2020 USD ($) customer
Segment Reporting Information [Line Items]
Change in contract liability, revenue recognized	$ 4,500
Amounts billed in excess of revenue earned on contracts	11,860		$ 4,507
Number of customers party to contracts with rate components subject to negotiation (less than) | customer			24
Drum
Segment Reporting Information [Line Items]
Contract assets	47,500	$ 40,100
Contract liabilities	$ 12,700	$ 12,700
Southwest Gas Corporation
Segment Reporting Information [Line Items]
Number of types of services provided to customers | type	2
Number of customers | customer	2,200,000
Centuri
Segment Reporting Information [Line Items]
Number of types of services provided to customers | type	3
Number of types of agreements with customers | type	2
Number of contracts with original duration more than one year | contract	26
Centuri | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Segment Reporting Information [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 105,300
Revenue, expected to be recognized on multi-year contracts, period	2 years